Loans Receivable and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2015
Loans Receivable and Allowance for Loan Losses [Abstract]
Loans Receivable and Allowance for Loan Losses

NOTE 4 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Set forth below is selected data relating to the composition of the loan portfolio at December 31:

	December 31, 2015		December 31, 2014
Real Estate:
Residential	$161,820	28.9%	$158,139	31.5%
Commercial	279,123	49.8	261,956	52.2
Construction	18,987	3.4	19,221	3.9
Commercial, financial and agricultural	71,090	12.7	42,514	8.5
Consumer loans to individuals	29,231	5.2	19,704	3.9
Total loans	560,251	100.0%	501,534	100.0%

Deferred fees, net	(326)		(399)
Total loans receivable	559,925		501,135
Allowance for loan losses	(7,298)		(5,875)
Net loans receivable	$552,627		$495,260

Purchased loans acquired in a business combination are recorded at fair value on their purchase date without a carryover of the related allowance for loan losses. The carrying value of purchased loans acquired with deteriorated credit quality was $498,000 at December 31, 2015.

Changes in the accretable yield for purchased credit-impaired loans were as follows for the twelve months ended December 31:

(In thousands)

	2015	2014	2013
Balance at beginning of period	$8	$20	$76
Accretion	(1)	(12)	(56)
Reclassification and other	(7)	-	-
Balance at end of period	$-	$8	$20

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30 (in thousands):

	December 31, 2015	December 31, 2014

Outstanding Balance	$498	$1,057
Carrying Amount	$498	$1,049

There were no material increases or decreases in the expected cash flows of these loans  since the acquisition date. There has been no allowance for loan losses recorded for acquired loans with specific evidence of deterioration in credit quality as of May 31, 2011. In addition, there has been no allowance for loan losses on these loans reversed.  As of December 31, 2015, for loans that were acquired with or without specific evidence of deterioration in credit quality, adjustments to the allowance for loan losses have been accounted for through the allowance for loan loss adequacy calculation.

The Company maintains a loan review system, which allows for a periodic review of our loan portfolio and the early identification of potential impaired loans.  The system takes into consideration, among other things, delinquency status, size of loans, type and market value of collateral and financial condition of the borrowers.  Specific loan loss allowances are established for identified losses based on a review of such information.  A loan evaluated for impairment is considered to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement.  All loans identified as impaired are evaluated independently.  The Company does not aggregate such loans for evaluation purposes.  Impairment is measured on a loan-by-loan basis for commercial and construction loans by the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral-dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately identify individual consumer and residential mortgage loans for impairment disclosures, unless such loans are part of a larger relationship that is impaired, or are classified as a troubled debt restructuring.

The following tables show the amount of loans in each category that were individually and collectively evaluated for impairment at the dates indicated:

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2015
Individually evaluated for impairment	$28	$8,660	$-	$42	$-	$8,730
Loans acquired with deteriorated credit quality	140	358	-	-	-	498
Collectively evaluated for impairment	161,652	270,105	18,987	71,048	29,231	551,023
Total Loans	$161,820	$279,123	$18,987	$71,090	$29,231	$560,251

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2014
Individually evaluated for impairment	$-	$10,556	$-	$-	$-	$10,556
Loans acquired with deteriorated credit quality	225	824	-	-	-	1,049
Collectively evaluated for impairment	157,914	250,576	19,221	42,514	19,704	489,929
Total Loans	$158,139	$261,956	$19,221	$42,514	$19,704	$501,534

The following table includes the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable.

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2015	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$168	$173	$-
Commercial	2,644	4,610	-
Commercial, financial and agricultural	43	43
Subtotal	2,855	4,826	-
With an allowance recorded:
Real Estate Loans
Commercial	6,373	6,446	1,613
Subtotal	6,373	6,446	1,613
Total:
Real Estate Loans
Residential	168	173	-
Commercial	9,017	11,056	1,613
Commercial, financial and agricultural	43	43	-
Total Impaired Loans	$9,228	$11,272	$1,613

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance

December 31, 2014	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$225	$233	$-
Commercial	8,407	8,566	-
Subtotal	8,632	8,799	-
With an allowance recorded:
Real Estate Loans
Commercial	2,973	3,837	293
Subtotal	2,973	3,837	293
Total:
Real Estate Loans
Residential	225	233	-
Commercial	11,380	12,403	293
Total Impaired Loans	$11,605	$12,636	$293

The following information for impaired loans is presented for the year ended December 31, 2015 and 2014:

	Average Recorded	Average Recorded			Interest Income
		Investment			Recognized
	2015		2014	2013	2015	2014	2013
	(In thousands)
Total:
Real Estate Loans
Residential		$159	$233	$252	$4	$5	$5
Commercial		8,847	7,492	10,328	526	503	236
Commercial Loans		9	-	-	2	-	-
Total Loans		$9,015	$7,725	$10,580	$532	$508	$241

Troubled debt restructured loans are those loans whose terms have been renegotiated to provide a reduction or deferral of principal or interest as a result of financial difficulties experienced by the borrower, who could not obtain comparable terms from alternate financing sources.  As of December 31, 2015, troubled debt restructured loans totaled $6.8 million and resulted in specific reserves of $1,613,000.  During 2015, there were two new loan relationships identified as troubled debt restructurings totaling $176,000 based on executed modification agreements, while one loan with a balance of $1.7 million as of December 31, 2014 was transferred to Foreclosed Real Estate Owned during 2015 as a result of foreclosure on the property. During 2015, the Company recognized charge-offs totaling $1.3 million on loans classified as troubled debt restructurings.  Additionally, the Company recognized  expenses of $322,000 in foreclosed real estate owned expense related to a property which was previously classified as a troubled debt restructuring.

As of December 31, 2014, troubled debt restructured loans totaled $8.8 million and resulted in specific reserves of $293,000.  During 2014, there was one new loan relationship identified as troubled debt restructurings totaling $4.9 million based on extended deferrals of principal payments, while two loans with a balance of $4.7 million as of December 31, 2013 were transferred to Foreclosed Real Estate Owned during 2014 as a result of foreclosure on the properties. During 2014, the Company recognized charge-offs totaling $573,000 on loans classified as troubled debt restructurings in prior periods.  No losses were recognized on loans identified as troubled debt restructurings in 2014.  Additionally, the Company recognized a writedown of $680,000 in foreclosed real estate owned expense related to a property which was previously classified as a troubled debt restructuring.

Foreclosed assets acquired in settlement of loans are carried at fair value less estimated costs to sell and are included in foreclosed real estate owned on the Consolidated Balance Sheets.  As of December 31, 2015 and 2014, foreclosed real estate owned totaled $2,847,000 and $3,726,000, respectively.  As of December 31, 2015, included within foreclosed real estate owned is $267,000 of consumer residential mortgages that were foreclosed on or received via a deed in lieu transaction prior to the period end.  As of December 31, 2015, the Company has initiated formal foreclosure proceedings on $110,000 of consumer residential mortgage loans.

Management uses an eight point internal risk rating system to monitor the credit quality of the overall loan portfolio.  The first four categories are considered not criticized, and are aggregated as “Pass” rated.  The criticized rating categories utilized by management generally follow bank regulatory definitions.  The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are considered Substandard.  Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as non performance, repossession, or death occurs to raise awareness of a possible credit event.  The Company’s Loan Review Department is responsible for the timely and accurate risk rating of the loans on an ongoing basis.  Every credit which must be approved by Loan Committee or the Board of Directors is assigned a risk rating at time of consideration.  Loan Review also annually reviews relationships of $1,000,000 and over to assign or re-affirm risk ratings. Loans in the Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard, Doubtful and Loss within the internal risk rating system as of  December 31, 2015 and December 31, 2014 (in thousands):

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2015
Commercial real estate loans	$267,892	$1,837	$9,394	$-	$-	$279,123
Commercial	71,047	-	43	-	-	71,090
Total	$338,939	$1,837	$9,437	$-	$-	$350,213

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2014
Commercial real estate loans	$246,629	$1,983	$13,344	$-	$-	$261,956
Commercial	42,514	-	-	-	-	42,514
Total	$289,143	$1,983	$13,344	$-	$-	$304,470

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits. Nonperforming loans include loans that have been placed on nonaccrual status and loans remaining in accrual status on which the contractual payment of principal and interest has become 90 days past due. The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2015 and December 31, 2014 (in thousands):

	Performing	Nonperforming	Total
December 31, 2015
Residential real estate loans	$161,380	$440	$161,820
Construction	18,987	-	18,987
Consumer loans to individuals	29,231	-	29,231
Total	$209,598	$440	$210,038

	Performing	Nonperforming	Total
December 31, 2014
Residential real estate loans	$156,464	$1,675	$158,139
Construction	19,221	-	19,221
Consumer loans to individuals	19,700	4	19,704
Total	$195,385	$1,679	$197,064

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2015 and December 31, 2014 (in thousands):

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2015
Real Estate loans
Residential	$160,683	$646	$51	$-	$440	$1,137	$161,820
Commercial	272,125	310	39	-	6,649	6,998	279,123
Construction	18,959	28	-	-	-	28	18,987
Commercial loans	71,043	4	-	-	43	47	71,090
Consumer loans	29,179	41	11	-	-	52	29,231
Total	$551,989	$1,029	$101	$-	$7,132	$8,262	$560,251

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2014
Real Estate loans
Residential	$156,242	$222	$-	$-	$1,675	$1,897	$158,139
Commercial	252,495	5,100	440	-	3,921	9,461	261,956
Construction	19,221	-	-	-	-	-	19,221
Commercial loans	42,500	14	-	-	-	14	42,514
Consumer loans	19,606	94	-	-	4	98	19,704
Total	$490,064	$5,430	$440	$-	$5,600	$11,470	$501,534

The following table presents changes in the allowance for loan losses by class:

	Year ended December 31,
	(dollars in thousands)
	2015	2014	2013

Allowance at beginning of period	$5,875	$5,708	$5,502
Charge-offs:
Real Estate loans
Residential	(224)	(270)	(603)
Commercial	(2,883)	(1,196)	(1,488)
Construction	-	-	(40)
Commercial loans	-	-	(4)
Consumer loans	(91)	(80)	(90)
Total	(3,198)	(1,546)	(2,225)
Recoveries:
Real Estate loans
Residential	20	-	9
Commercial	-	2	-
Construction	-	-	-
Commercial loans	-	-	-
Consumer loans	21	31	22
Total	41	33	31
Provision for loan losses	4,580	1,680	2,400
Allowance at end of period	$7,298	$5,875	$5,708

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2014	$1,323	$3,890	$222	$256	$184	$5,875
Charge Offs	(224)	(2,883)	-	-	(91)	(3,198)
Recoveries	20	-	-	-	21	41
Provision for loan losses	(50)	4,499	(132)	141	122	4,580
Ending balance, December 31, 2015	$1,069	$5,506	$90	$397	$236	$7,298
Ending balance individually evaluated for impairment	$-	$1,613	$-	$-	$-	$1,613
Ending balance collectively evaluated for impairment	$1,069	$3,893	$90	$397	$236	$5,685

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2013	$1,441	$3,025	$898	$184	$160	$5,708
Charge Offs	(270)	(1,196)	-	-	(80)	(1,546)
Recoveries	-	2	-	-	31	33
Provision for loan losses	152	2,059	(676)	72	73	1,680
Ending balance, December 31, 2014	$1,323	$3,890	$222	$256	$184	$5,875
Ending balance individually evaluated for impairment	$-	$293	$-	$-	$-	$293
Ending balance collectively evaluated for impairment	$1,323	$3,597	$222	$256	$184	$5,582

The recorded investment in impaired loans, not requiring an allowance for loan losses was $2,855,000 (net of charge-offs against the allowance for loan losses of $1,971,000) and $8,632,000 (net of charge-offs against the allowance for loan losses of $158,000) at December 31, 2015 and 2014, respectively. The recorded investment in impaired loans requiring an allowance for loan losses was $6,373,000 (net of a charge-off against the allowance for loan losses of $73,000) and $2,973,000 (net of a charge-off against the allowance for loan losses of $864,000) at December 31, 2015 and 2014, respectively. The specific reserve related to impaired loans was $1,613,000 for 2015 and $293,000 for 2014. For the years ended December 31, 2015 and 2014, the average recorded investment in these impaired loans was $9,015,000, and $7,725,000, respectively, and the interest income recognized on these impaired loans was $532,000 and $508,000, respectively.

During the period ended December 31, 2015, the allowance for residential real estate loans decreased from $1,323,000 to $1,069,000.  This $254,000 decrease in the required allowance was due primarily to a decrease in the historical loss factor from 0.30% at December 31, 2014 to 0.23% on December 31, 2015.  During the same period, the required allowance for commercial real estate loans increased from $3,890,000 at December 31, 2014 to $5,506,000 on December 31, 2015.  This increase can be attributed to a $1,320,000 increase in the specific reserve component.

 Interest income that would have been recorded on loans accounted for on a non-accrual basis under the original terms of the loans was $515,000,  $451,000 and $724,000 for 2015, 2014 and 2013, respectively.

The Company’s primary business activity is with customers located in northeastern Pennsylvania. Accordingly, the Company has extended credit primarily to commercial entities and individuals in this area whose ability to honor their contracts is influenced by the region’s economy. The Company does not have any significant concentrations to any one customer.

As of December 31, 2015 and 2014, the Company considered its concentration of credit risk to be acceptable.  As of December 31, 2015, the highest concentrations are in the hospitality lodging industry and automobile dealers, with loans outstanding of $52.6 million, or 56.8% of bank capital, to the hospitality lodging industry, and $27.5 million, or 29.7% of bank capital to the automobile dealer industry.  Charge-offs on loans within these concentrations were $643,000,  $422,000 and $0 for the years ended December 31, 2015, 2014 and 2013, respectively.

Gross realized gains and gross realized losses on sales of residential mortgage loans were $113,000 and $0, respectively, in 2015 compared to $150,000 and $0, respectively, in 2014 and $74,000 and $7,000, respectively, in 2013.  The proceeds from the sales of residential mortgage loans totaled $4.4 million, $4.4 million and $4.1 million for the years ended December 31, 2015, 2014 and 2013, respectively.